Vessels, net and assets held for sale	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Fixed assets

5. Vessels, net and assets held for sale

An analysis of vessels is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2017	$1,775,689	$ (407,958)	$1,367,731

Acquisitions and improvements	967	—	967
Depreciation for the period	—	(71,358)	(71,358)
Impairment of vessel	(9,279)	5,997	(3,282)
Classification as asset held for sale	(28,862)	—	(28,862)

Balance as at December 31, 2017	$1,738,515	$ (473,319)	$ 1,265,196

Acquisitions and improvements	75,327	—	75,327
Depreciation for the period	—	(71,009)	(71,009)
Impairment of vessel	(78,607)	49,802	(28,805)
Disposals	(10,927)	—	(10,927)

Balance as at December 31, 2018	$ 1,724,308	$ (494,526)	$ 1,229,782

All of the Partnership’s vessels as of December 31, 2018 have been provided as collateral to secure the Partnership’s credit facilities.

On September 11, 2018 the Partnership entered into a Memorandum of Agreement (“MOA”) with an unrelated party for the disposal of the M/T Amore Mio II at a price of $11,150. Upon entering into the agreement the Partnership considered that the M/T Amore Mio II met the criteria to be classified as held for sale as described in note 2(i) and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $28,805 in the consolidated statement of comprehensive (loss) / income for the year ended December 31, 2018, reducing the vessel’s carrying value to $10,927. The vessel was delivered to its buyer on October 15, 2018.

On May 4, 2018, pursuant to the agreement the Partnership had entered into in January 2018 and the Share Purchase Agreement (“SPA”) entered into with CMTC on May 4, 2018, the Partnership acquired the shares of the company owning the M/T Anikitos for a total consideration of $31,500, comprising of $15,875 in cash and the assumption of the then outstanding balance of $15,625 (the “Anikitos Tranche”) of a credit facility (“2015 credit facility”) previously arranged by CMTC with ING Bank NV (Note 7). The Partnership also assumed CMTC’s guarantee with respect to this loan. The vessel at the time of its acquisition was operated under a thirty month time charter with Petroleo Brasileiro S.A. (“Petrobras”) ending in July 2020, with the option to terminate 30 days earlier, at a gross daily rate of $15.3. The Partnership accounted for this acquisition as acquisition of an asset as the fair values of the vessel and the time charter attached, are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Partnership allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in the Partnership’s financial statements at a value of $31,004 and the above market acquired charter at a value of $496 (Note 6).

On January 17, 2018, the Partnership entered into an SPA with CMTC for the purchase of the shares of the company owning the M/T Aristaios for a total consideration of $52,500 comprising of $24,167 in cash and the assumption of the then outstanding balance of $28,333 of Advance A of a credit facility (the “Aristaios credit facility”) previously arranged by CMTC with Credit Agricole Corporate and Investment Bank and ING Bank NV (Note 7). The Partnership also assumed CMTC’s guarantee with respect to this loan. The vessel at the time of its acquisition was operated under a five year time charter with Tesoro Far East Maritime Company (“Tesoro”) ending in January 2022, with the option to terminate 45 days earlier, at a gross daily rate of $26.4. The Partnership accounted for this acquisition as acquisition of an asset as the fair values of the vessel and the time charter attached, are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Partnership allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in the Partnership’s financial statements at a value of $42,955 and the above market acquired charter at a value of $9,545 (Note 6).

On December 22, 2017 the Partnership entered into an MOA with an unrelated party for the disposal of the M/T Aristotelis at a price of $29,400. Upon entering into the agreement the Partnership considered that M/T Aristotelis met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale. In this respect, the Partnership recognized an impairment charge of $3,282 in the consolidated statement of comprehensive (loss) / income for the year ended December 31, 2017, reducing the vessel’s carrying value to $28,862. As of January 1, 2018 the amount of $29,027 represented the vessel’s fair value less cost to sell of $28,862 and inventories of $165. Under this agreement, as amended, the vessel was delivered to its Buyer on April 25, 2018.

During 2018 and 2017, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $1,368 and $967 respectively and were capitalized as part of the vessels’ cost.

During 2018 and 2017 the Partnership paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems that will be installed to certain of its vessels of $3,090 and $0 respectively.